Contributed Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Summary of issued and fully paid shares
(a) Issued and fully paid shares

	Number of shares	US$m

Year ended 31 December 2023

Opening balance	1,898,749,771	29,001

Amounts as at 31 December 2023	1,898,749,771	29,001

Year ended 31 December 2022

Opening balance	969,631,826	9,409

DRP – ordinary shares issued at US$23.14 (2021 final dividend) 1	14,348,997	332

Ordinary shares issued at US$21.06 for the acquisition of BHPP 2	914,768,948	19,265

Transaction costs associated to the issue of shares	-	(5)

Amounts as at 31 December 2022	1,898,749,771	29,001

Year ended 31 December 2021

Opening balance	962,225,814	9,297

DRP – ordinary shares issued at US$19.03 (2020 final dividend)	1,354,072	26

DRP – ordinary shares issued at US$14.21 (2021 interim dividend)	6,051,940	86

Amounts as at 31 December 2021	969,631,826	9,409

1.
Relates to ordinary shares issued for the DRP as part of the 2021 final dividend. The Group purchased on-market
shares for the issuance of DRP as part of the 2022 interim dividend. Refer to Note C.3(b) for details of the on-market
purchases and allocation.

2.	914,768,948 new Woodside shares were issued as consideration for the BHPP merger. Refer to Note B.5 for details.

Summary of information about shares reserved for employee share plans
(b) Reserved shares

	Employee share plans		Dividend reinvestment plan
	Number of shares	US$m	Number of shares	US$m

Year ended 31 December 2023

Opening balance	1,873,777	(38)	-	-

Purchases during the year	2,332,121	(57)	-	-

Vested/allocated during the year	(2,064,971)	46	-	-

Amounts at 31 December 2023	2,140,927	(49)	-	-

Year ended 31 December 2022

Opening balance	1,819,744	(30)	-	-

Purchases during the year	2,232,589	(45)	6,823,092	(144)

Vested/allocated during the year	(2,178,556)	37	(6,823,092)	144

Amounts at 31 December 2022	1,873,777	(38)	-	-

Year ended 31 December 2021

Opening balance	1,766,099	(23)	-	-

Purchases during the year	2,683,469	(47)	-	-

Vested during the year	(2,629,824)	40	-	-

Amounts at 31 December 2021	1,819,744	(30)	-	-